Provisions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Changes in other provisions [abstract]
Other provisions, beginning balance	$ 254,327	$ 167,526
Additions	122,730	93,508
Utilization	(112,237)	(40,330)
Reversals	(21,558)	(16,814)
Unwinding of discount and effect of changes in discount rate	(983)	(456)
Effect of foreign currency exchange differences	(6,474)	15,531
Other provisions, ending balance	235,805	218,965
Other current provisions	115,313	114,764
Other non-current provisions	120,492	104,201
Warranties
Changes in other provisions [abstract]
Other provisions, beginning balance	162,093	128,591
Additions	48,715	56,724
Utilization	(54,850)	(29,439)
Reversals	(12,318)	(15,440)
Unwinding of discount and effect of changes in discount rate	(983)	(456)
Effect of foreign currency exchange differences	(5,052)	13,367
Other provisions, ending balance	137,605	153,347
Other current provisions	37,627	59,702
Other non-current provisions	99,978	93,645
Employee benefits
Changes in other provisions [abstract]
Other provisions, beginning balance	6,416	902
Additions	15,213	5,373
Utilization	(9,367)	(887)
Reversals	(108)	(648)
Unwinding of discount and effect of changes in discount rate	0	0
Effect of foreign currency exchange differences	(527)	897
Other provisions, ending balance	11,627	5,637
Other current provisions	11,627	5,637
Other non-current provisions	0	0
Litigation1
Changes in other provisions [abstract]
Other provisions, beginning balance	28,999	27,135
Additions	0	0
Utilization	(26,372)	(53)
Reversals	0	(583)
Unwinding of discount and effect of changes in discount rate	0	0
Effect of foreign currency exchange differences	0	0
Other provisions, ending balance	2,627	26,499
Other current provisions	2,627	26,499
Other non-current provisions	0	0
Other
Changes in other provisions [abstract]
Other provisions, beginning balance	56,819	10,898
Additions	58,802	31,411
Utilization	(21,648)	(9,951)
Reversals	(9,132)	(143)
Unwinding of discount and effect of changes in discount rate	0	0
Effect of foreign currency exchange differences	(895)	1,267
Other provisions, ending balance	83,946	33,482
Other current provisions	63,432	22,926
Other non-current provisions	$ 20,514	$ 10,556